Financial liabilities on funding arrangements (Tables)	12 Months Ended
Jan. 31, 2019
Financial Liabilities At Amortised Cost [Abstract]
Reconciliation of financial liabilities on funding arrangements

	January 31, 2019	January 31, 2018
	£000	£000
At February 1	3,090	5,919
Unwinding of discount factor	233	754
Derecognition of financial liabilities – finance income	—	(3,085)
Remeasurement of financial liabilities on funding arrangements - (finance income) / finance cost	(2,784)	410
Net finance income on funding arrangements accounting for as financial liabilities	(2,551)	(1,921)
Remeasurement or derecognition of financial liabilities – other operating income	(539)	(908)
At January 31	—	3,090